Capital [Member] Average Annual Total Returns - Capital - CAPITAL SHARES	12 Months Ended	60 Months Ended	98 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.13%	3.12%	2.42%
Performance Inception Date			Nov. 10, 2017